SCHEDULE OF INTELLECTUAL PROPERTY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intellectual properties and goodwill, beginning balance	$ 2,524,494	$ 41,931
Intangible assets acquired in the Acquisition	8,809,609	2,482,563
Impairment of goodwill	(4,579,763)
Intellectual properties and goodwill, Ending balance	6,754,340	2,524,494	41,931
Accumulated amortization, beginning balance	84,064	40,546
Change for the year	135,966	43,518
Accumulated amortization, ending balance	220,030	84,064	40,546
Intellectual properties and goodwill	6,534,310	2,440,430
Patent [Member]
IfrsStatementLineItems [Line Items]
Intellectual properties and goodwill, beginning balance	41,931	41,931
Intangible assets acquired in the Acquisition
Impairment of goodwill
Intellectual properties and goodwill, Ending balance	41,931	41,931	41,931
Accumulated amortization, beginning balance	41,931	40,546
Change for the year		1,385
Accumulated amortization, ending balance	41,931	41,931	40,546
Intellectual properties and goodwill
Customer Relationship [Member]
IfrsStatementLineItems [Line Items]
Intellectual properties and goodwill, beginning balance	197,000
Intangible assets acquired in the Acquisition		197,000
Impairment of goodwill
Intellectual properties and goodwill, Ending balance	197,000	197,000
Accumulated amortization, beginning balance	26,267
Change for the year	34,147	26,267
Accumulated amortization, ending balance	60,414	26,267
Intellectual properties and goodwill	136,586	170,733
Brand [Member]
IfrsStatementLineItems [Line Items]
Intellectual properties and goodwill, beginning balance
Intangible assets acquired in the Acquisition	23,000
Impairment of goodwill
Intellectual properties and goodwill, Ending balance	23,000
Accumulated amortization, beginning balance
Change for the year	3,450
Accumulated amortization, ending balance	3,450
Intellectual properties and goodwill	19,550
Software [Member]
IfrsStatementLineItems [Line Items]
Intellectual properties and goodwill, beginning balance	119,000
Intangible assets acquired in the Acquisition	433,000	119,000
Impairment of goodwill
Intellectual properties and goodwill, Ending balance	552,000	119,000
Accumulated amortization, beginning balance	15,866
Change for the year	98,369	15,866
Accumulated amortization, ending balance	114,235	15,866
Intellectual properties and goodwill	437,765	103,134
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intellectual properties and goodwill, beginning balance	2,166,563
Intangible assets acquired in the Acquisition	8,353,609	2,166,563
Impairment of goodwill	(4,579,763)
Intellectual properties and goodwill, Ending balance	5,940,409	2,166,563
Accumulated amortization, beginning balance
Change for the year
Accumulated amortization, ending balance
Intellectual properties and goodwill	$ 5,940,409	$ 2,166,563